Document and Entity Information	Nov. 02, 2026
Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Nov. 02, 2026
Entity Registrant Name	Federal Realty Investment Trust
Entity Incorporation State Country Code	MD
Entity File Number	1-07533
Entity Tax Identification Number	87-3916363
Entity Address Address Line 1	909 Rose Avenue, Suite 200
Entity Address City Or Town	North Bethesda
Entity Address State Or Province	MD
Entity Address Postal Zip Code	20852
City Area Code	301
Local Phone Number	998-8100
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0000034903
Amendment Flag	false
Depositary Shares, each representing 1/1000 of a 5.00% Series C Cumulative Redeemable Preferred Share of Beneficial Interest, $.01 par value per share [Member]
Entity Information [Line Items]
Security 12b Title	Depositary Shares, each representing 1/1000 of a 5.00% Series C Cumulative Redeemable Preferred Share of Beneficial Interest, $.01 par value per share
Trading Symbol	FRT-C
Security Exchange Name	NYSE
Depository Shares [Member]
Entity Information [Line Items]
Security 12b Title	Common Shares of Beneficial Interest $.01 par value per share, with associated Common Share Purchase Rights
Trading Symbol	FRT
Security Exchange Name	NYSE